Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Sales of tea products, beverages and light meals in retail shop chains	$ 448,000	$ 401,814
Sales of dark tea products	417,705
Total	$ 865,705	$ 401,814